                          SHORT-TERM INVESTMENTS TRUST

                         GOVERNMENT & AGENCY PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                      Supplement dated September 18, 2001
         to the Statement of Additional Information dated March 2, 2001 as revised March 12, 2001 and as supplemented July 13, 2001 and August 1, 2001

The following information replaces in its entirety the section appearing under the heading "INVESTMENT PROGRAM AND RESTRICTIONS -- INVESTMENT POLICIES
-- INTERFUND LOANS":

     "INTERFUND LOANS

          The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions."

                          SHORT-TERM INVESTMENTS TRUST

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                      Supplement dated September 18, 2001
         to the Statement of Additional Information dated March 2, 2001 as supplemented July 13, 2001 and August 1, 2001

The following information replaces in its entirety the section appearing under the heading "INVESTMENT PROGRAM AND RESTRICTIONS -- INVESTMENT POLICIES
-- INTERFUND LOANS":

     "INTERFUND LOANS

          The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions."

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                      Supplement dated September 18, 2001
 to the Statement of Additional Information dated March 2, 2001 as supplemented
                        July 13, 2001 and August 1, 2001

The following information replaces in its entirety the section appearing under the heading "INVESTMENT PROGRAM AND RESTRICTIONS -- INVESTMENT POLICIES
-- INTERFUND LOANS":

     "INTERFUND LOANS

          The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions."